Debt instruments	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Debt instruments

10. Debt instruments

$6,000,000 Series 1 Convertible Debenture (CD1)

CD1 bore interest at an annual rate of 7.5%, payable in cash or shares at the Company’s option on principal of $6,000,000. The CD1 is secured by a pledge of the Company’s properties and assets. In August 2024, the Company and Sprott agreed to amend the maturity date of CD1 from March 31, 2026, to March 31, 2028, and that CD1 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment. The Company determined that the amendments to the terms of the CD1 should not be treated as an extinguishment of the CD1 and have therefore been accounted for as a modification. The CD1 was convertible into Common Shares at a price of Canadian Dollars (“C$”) C$10.50 per Common Share, subject to stock exchange approval.

In June 2025, the Company and Sprott agreed to amend the rate of interest of CD1 reducing it from 7.5% to 5.0% per annum, and the current conversion price, being the U.S. dollar equivalent of C$10.50 per Common Share, was reduced to $3.675. The Company determined that the amendments to the terms of the CD1 should be treated as an extinguishment of the CD1. The new debt was bifurcated between host debt and the conversion option valued at $3,912,661 (net of transaction costs of $52,161) and $1,928,753 respectively, as of June 5, 2025. The host debt was initially measured at the fair value of a comparable liability without conversion option. The residual amount, after determining the fair value of the host debt, was allocated to the conversion option and recorded in APIC. Subsequently host debt was measured at amortized cost. The debt and the conversion option were fair valued using a binomial lattice methodology based on a modified Cox-Ross-Rubenstein (“CRR”) approach.

$15,000,000 Series 2 Convertible Debenture (CD2)

CD2 bore interest at an annual rate of 10.5%, payable in cash or shares at the Company’s option on principal of $15,000,000. CD2 is secured by a pledge of the Company’s properties and assets.

In August 2024, the Company and Sprott agreed to amend the maturity date of CD2 from March 31, 2026, to March 31, 2029, and that CD2 would remain outstanding until the new maturity date unless the Company elects to exercise its option of early repayment. The Company determined that the amendments to the terms of the CD2 should not be treated as an extinguishment of the CD2 and have therefore been accounted for as a modification.

In June 2025, the Company and Sprott agreed to amend the rate of interest of CD2 reducing it from 10.5% to 5.0% per annum, and the current conversion price, being the U.S. dollar equivalent of C$10.15 per Common Share, was reduced to $3.675. The Company determined that the amendments to the terms of the CD2 should be treated as an extinguishment of the CD2. The new debt was bifurcated between host debt and the conversion option valued at $8,164,765 (net of transaction costs of $130,401) and $6,482,376 respectively, as of June 5, 2025. The host debt was initially measured at the fair value of a comparable liability without conversion option. The residual amount, after determining the fair value of the host debt, was allocated to the conversion option and recorded in APIC. Subsequently host debt was measured at amortized cost. The debt and the conversion option were fair valued using a binomial lattice methodology based on a modified CRR approach.

Prior to the extinguishment on June 5, 2025, the Company determined that in accordance with ASC 815 Derivatives and Hedging, each debenture will be valued and recorded as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss.

Consistent with the approach above, the following table summarizes the key valuation inputs as at applicable valuation dates:

Reference (1)(2)	Valuation date	Maturity date	Contractual Interest rate	Stock price ($)	Expected equity volatility	Credit spread	Risk-free rate	Risk-adjusted rate
CD1 note(3)	12-31-24	03-31-28	7.50%	0.113	105%	4.72%	4.28%	15.45%
CD2 note(3)	12-31-24	03-31-29	10.50%	0.113	105%	5.03%	4.34%	17.89%

(1)	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
(2)	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
(3)	The conversion price of the CD1 is $3.675 and $7.280 CD2 is $3.675 and $7.070 as of December 31, 2025 and December 31, 2024 respectively.

The gain (loss) on changes in fair value of convertible debentures recognized on the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025 and December 31, 2024, was $1,002,763, $(890,258), respectively.

The portion of changes in fair value that is attributable to changes in the Company’s credit risk is accounted for within other comprehensive income. During the year ended December 31, 2025, and December 31, 2024, the Company recognized $795,907 and $(1,107,109) respectively, within other comprehensive income.

Interest expense on the pre-extinguished CD1 from January 1, 2025 to June 5, 2025 was $193,459. Interest expense on the pre-extinguished CD2 from January 1, 2025 to June 5, 2025 was $684,041.

For the year ended December 31, 2025, the Company recognized $297,934, loss on debt settlement on the consolidated statements of loss and comprehensive loss as a result of settling interest by issuance of shares, compared to $397,016 for the year ended December 31, 2024.

For the year ended December 31, 2025, the Company recognized $3,077,155 loss on debt settlement on the consolidated statements of loss and comprehensive loss as a result of extinguishment of CD1 and CD2, compared to $nil for the year ended December 31, 2024.

The Company recorded interest expense on host debt of CD1 of $328,949 from June 6, 2025 to December 31, 2025 ($nil for the year ended December 31, 2024), bringing the net liability to $4,241,610 as of December 31, 2025.

The Company recorded interest expense on the host debt of CD2 of $687,247 from June 6, 2025 to December 31, 2025 ($nil for the year ended December 31, 2025), bringing the net liability to $8,852,012 as of December 31, 2025.

At December 31, 2025, interest of $268,333 ($510,411 at December 31, 2024) is included in interest payable on the consolidated balance sheets.

$4,000,000 Series 3 Convertible Debenture (CD3)

The Company closed the $4,000,000 CD3 on June 5, 2025 (note 18). CD3 bears interest at an annual rate of 5.0%, payable in cash or shares at the Company’s option, and matures on June 5, 2030. CD3 is secured by a pledge of the Company’s properties and assets and CD3 is convertible into Common Shares at a price of $3.675 per Common Share, subject to the stock exchange approval. The new debt was bifurcated between host debt and the conversion option valued at $2,268,397 (net of transaction costs of $174,576) and $1,558,941 respectively, as of June 5, 2025. The host debt was initially measured at the fair value of a comparable liability without conversion option. The residual amount, after determining the fair value of the host debt, was allocated to the conversion option and recorded in APIC. Subsequently host debt was measured at amortized cost. The debt and the conversion option were fair valued using a binomial lattice methodology based on a modified CRR approach.

The Company recorded interest expense on host debt of CD3 of $254,312 for the year ended December 31, 2025 ($nil for the year ended December 31, 2024), bringing the net liability to $2,522,709 as of December 31, 2025. At December 31, 2025, interest of $nil ($nil at December 31, 2024) is included in interest payable on the consolidated balance sheets.

The Company performs quarterly testing of the covenants in the CD1, CD2, CD3 and was in compliance with all such covenants as of December 31, 2025.

The Stream

On June 23, 2023, all conditions were met for the closing of The Stream, and $46,000,000 was advanced to the Company (“The Stream”). The Stream was secured by the same security package that is in place with respect to the RCD, CD1, and CD2. The Stream was repayable by applying 10% of all payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 63.5 million pounds of zinc, 40.4 million pounds of lead, and 1.2 million ounces of silver (subsequently amended, as described below). Thereafter, The Stream was repayable by applying 2% of payable metals sold. The delivery price of streamed metals was 20% of the applicable spot price. The Company incurred $740,956 of transactions costs directly related to The Stream which were capitalized against the initial recognition of The Stream.

The Company determined that in accordance with ASC 815 derivatives and hedging, The Stream does not meet the criteria for treatment as a derivate instrument as the quantities of metal to be sold thereunder are not subject to a minimum quantity, and therefore a notional amount is not determinable. The Company has therefore determined that in accordance with ASC 470, The Stream should be treated as a liability based on the indexed debt rules thereunder. The initial recognition has been made at fair value based on cash received, net of transaction costs, and the discount rate calibrated so that the future cash flows associated with The Stream, using forward commodity prices, equal the cash received. The measurement of The Stream is accounted for at amortized cost with accretion at the discount rate. Subsequent changes to the expected cash flows associated with The Stream will result in the adjustment of the carrying value of The Stream using the same discount rate, with changes to the carrying value recognized in the consolidated statements of loss and comprehensive loss.

The Company determined the effective interest rate of The Stream to be 10.6% and recorded accretion expense on the liability of $1,570,574 for the year ended December 31, 2025 ($4,003,934 for the year ended December 31, 2024) recognized in the consolidated statements of loss and comprehensive loss, accretion expense on the liability of $971,426 for the year ended December 31, 2025 ($1,615,066 for the year ended December 31, 2024) capitalized into the process plant (note 5) on the consolidated balance sheets and gain (loss) on revaluation of the liability of $4,149,606 for the year ended December 31, 2025, and $230,000 for the year ended December 31, 2024, respectively). The revaluation is because of a change in projections of the key assumptions: The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and long-term commodity prices of 1.20 $/lb to 1.28 $/lb for zinc, 0.91 $/lb to 0.93 $/lb for lead, 27.76 $/oz to $31.96 $/oz for silver, and timing of production.

On June 5, 2025, the existing metals purchase agreement (the “Metals Purchase Agreement”) dated June 23, 2023, by and among the Company, Silver Valley, and Sprott, pursuant to which Sprott previously advanced a $46,000,000 deposit to Silver Valley, was terminated and exchanged (the “Exchange Agreement”) for (i) 200,000,000 shares of the Company’s common stock; (ii) the CD3; and (iii) an additional 1.65% life-of-mine gross revenue royalty (note 7) on primary and secondary claims comprising the Bunker Hill Mine. A gain on debt settlement $29,580,954 was recognized on the consolidated statements of loss and comprehensive loss for the year ended December 31, 2025 ($nil for the year ended December 31, 2024).

$15,000,000 Debt Facility

On June 23, 2023, the Company closed a $21,000,000 debt facility with Sprott which was available for draw at the Company’s election for a period of 2 years. Any amounts drawn will bear interest of 10% per annum, from the later of the Funding Date and June 30, 2027, to the date of repayment in full, at the rate of per cent 15.0% per annum, which is payable annually in cash or capitalized at the Company’s election. The maturity date of any drawings under the Debt Facility will be June 30, 2030. For every $5,000,000 or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20,000,000.

On January 31, 2025, the Company drew $6,000,000 on the debt facility. On January 17, 2025, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (note 7). On December 12, 2024, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (note 7). On December 19, 2024, the Company drew $5,000,000 on the debt facility. The proceeds were bifurcated between host debt and the underlying sale of mineral interest to Sprott (note 7). On June 5, 2025, the Company repaid $6,000,000 of principal and $200,000 of interest owed to Sprott on the debt facility by issuing 57,142,857 and 1,904,762 Common Stock. For the year ended December 31, 2025, the Company recognized $187,458 gain on debt settlement on the consolidated statements of loss and comprehensive loss as a result of settling principal and interest by issuance of shares, compared to $nil for the year ended December 31, 2024.

On June 5, 2025, the Company and Sprott agreed to amend the Terms of the Debt Facility, specifically the Company agreed to changes to the interest payment mechanism, specifically the removal of capitalized interest and the insertion of the ability to pay interest via shares in addition to a $2,000,000, payable at maturity of the Debt Facility on June 30, 2030. The Company determined that the amendments to the terms of the debt facility should not be treated as an extinguishment of the debt facility and have therefore been accounted for as a modification.

The Company recorded accretion expense on the debt facility of $1,057,438 for the year ended December 31, 2025 ($31,280 for the year ended December 31, 2024), accretion expense on the liability of $1,335,985 for the year ended December 31, 2025 ($nil for the year ended December 31, 2024) capitalized into the process plant (note 6) on the consolidated balance sheets bringing the net liability to $15,160,612 as of December 31, 2025, inclusive of $766,667 classified as interest payable). At December 31, 2025, interest of $nil ($nil at December 31, 2024) is included in interest payable on the consolidated balance sheets.

The Company performs quarterly testing of the covenants in the Debt Facility and was in compliance with all such covenants as of December 31, 2025.

Silver Loan

On August 8, 2024, the Company entered into definitive agreements with Monetary Metals Bond III LLC, an entity established by Monetary Metals & Co., for a silver loan in an amount of U.S. dollars equal to up to 1.2 million ounces of silver, to be advanced in one or more tranches, in support of the re-start and ongoing development of the Bunker Hill Mine (the “Silver Loan”). On August 8, 2024, the Company closed the first tranche Silver Loan in the principal amount of $16,422,039, being the number of U.S. dollars equal to 609,805 ounces of silver. After deduction of financing costs and the first year interest, the Company received $13,225,005. The Silver Loan is for a term of three years, secured against the Company’s assets and repayable in cash or silver ounces. The Silver Loan bears interest at the rate of 15% per annum, payable in cash or silver ounces on the last day of each quarterly interest period. On September 25, 2024, the Company closed the second tranche Silver Loan in the principal amount of $6,369,000, being the number of U.S. dollars equal to 200,000 ounces of silver. After deduction of financing costs and the first year interest the Company received $5,352,438. On November 6, 2024, the Company closed the third tranche Silver Loan in the principal amount of $6,321,112, being the number of U.S. dollars equal to 198,777 ounces of silver. After deduction of financing costs and the first year interest the Company received $5,422,474. On November 8, 2024, the Company closed the fourth tranche Silver Loan in the principal amount of $1,250,000, being the number of U.S. dollars equal to 39,620 ounces of silver. After deduction of financing costs and the first year interest the Company received $1,076,563. On December 30, 2024, the Company closed the fifth tranche Silver Loan in the principal amount of $1,478,847, being the number of U.S. dollars equal to 50,198 ounces of silver. After deduction of financing costs and the first year interest the Company received $1,201,781. On November 10, 2025, the Company closed the sixth tranche of the Silver Loan in the principal amount of $2,521,215, being the number of U.S. dollars equal to 50,384 ounces of silver. After deduction of financing costs and the three months ending November 8, 2025 interest payment on 1,098,399 ounces the Company received $nil.

In connection with closing of the First Tranche, the Company issued a total of 36,588 Warrants to Monetary Metals & Co. (the “Tranche 1 Warrants”). The Tranche 1 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 1 Warrants will be C$5.60.

In connection with closing of the Second Tranche, the Company issued a total of 11,429 Warrants to Monetary Metals & Co. (the “Tranche 2 Warrants”). The Tranche 2 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 2 Warrants will be C$5.60.

In connection with closing of the Third and Fourth Tranches, the Company issued a total of 13,623 Warrants to Monetary Metals & Co. (the “Tranche 3 & 4 Warrants”). The Tranche 3 & 4 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 3 & 4 Warrants will be C$4.20.

In connection with closing of the Fifth Tranche, the Company issued a total of 2,868 Warrants to Monetary Metals & Co. (the “Tranche 5 Warrants”). The Tranche 5 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 5 Warrants will be C$5.25.

In connection with closing of the Six Tranche, the Company issued a total of 21,206 Warrants to Monetary Metals & Co. (the “Tranche 6 Warrants”). The Tranche 6 Warrants will be exercisable until August 8, 2027, and the Exercise Price of the Tranche 6 Warrants will be C$6.65.

The Company determined that in accordance with ASC 815 Derivatives and Hedging, the Silver Loan is valued and recorded as a single instrument, with the periodic changes to fair value accounted through earnings, profit and loss.

The fair value of the Silver Loan was determined using the Black-Derman-Toy (“BDT”) model. The BDT model models the evolution of interest rates over time using a binomial tree structure by capturing level of interest rates and volatility and estimates the value of the prepayment option by assessing how the borrower’s incentive to prepay changes with interest rate movements. The key inputs include:

Reference	Valuation Date	Maturity Date	Contractual Interest Rate	Interest Rate Volatility	Risk-free rate	Credit Spread	Risk-adjusted rate
Tranche 1, 2, 3, 4, & 5	Dec 31, 2024	Aug 8, 2027	15%	26.5%	4.23%	4.53%	16.54%
Tranche 6	Nov 10, 2025	Aug 8, 2027	13.5%	25.3%	3.60%	7.81%	19.20%
Tranche 1, 2, 3, 4, 5, & 6	Dec 31, 2025	Aug 8, 2027	13.5%	24.4%	3.47%	11.05%	22.32%

The resulting fair values of the Silver Loan at December 31, 2025, and December 31, 2024, were as follows:

Reference	Dec 31, 2025	Dec 31, 2024
Silver Loan	$80,950,239	$31,802,708

The loss on changes in fair value of Silver Loan recognized on the consolidated statements of loss and comprehensive loss during the year ended December 31, 2025, was $49,386,219 compared to $2,820,533 for the year ended December 31, 2024. The Company recognized a gain and loss on modification of the Silver Loan of $468,878 and $2,155,718 respectively relating to June 5, 2025 and November 10, 2025 amendments. The portion of changes in fair value that is attributable to changes in the Company’s credit risk is accounted for within other comprehensive income (loss) during the year ended December 31, 2025, was $1,925,528, compared to $2,703,914 for the year ended December 31, 2024.

The Company performs quarterly testing of the covenant of the Silver Loan and was in compliance with all such covenants as of December 31, 2025.

Teck Promissory Note

On March 21, 2025, the Company closed an unsecured promissory note for an aggregate principal amount of up to $3,400,000 (the “Note”). The Note bore interest at 12% per annum, with such interest capitalized and added to the principal amount outstanding under the Note monthly. The Note was available in multiple advances at the discretion of Teck and was paid on demand on June 6, 2025. On March 21, 2025, the Company received $763,000 in advance from Teck. On March 25, 2025, the Company received the remaining $2,325,000 on the Note from Teck. On May 21, 2025, the Note was amended to increase the aggregate principal amount to $4,400,000, concurrently $1,000,000 was advanced from Teck under the Note.

On June 6, 2025, the Company repaid principal and accrued interest, in the amount of $4,487,160 on the unsecured Note as amended. As of December 31, 2025, the principal and interest outstanding on the unsecured Note is $nil ($nil at December 31, 2024) on the consolidated balance sheets. Interest expense for the year ended December 31, 2025, was $87,160 ($nil for the year ended December 31, 2024).

$10,000,000 Teck Standby Facility

On June 5, 2025, the Company closed an uncommitted demand standby prepayment credit facility with Teck for $10,000,000 (the “Teck Standby Facility”). The Teck Standby Facility will bear interest at a rate of 13.5% per annum until June 30, 2027, and a rate equal to 15.0% per annum thereafter, calculated and capitalized quarterly. The Teck Standby Facility will be available to the Company, until the earlier of (i) June 30, 2028, or (ii) the date on which the Bunker Hill project hits 90% of name plate capacity or on the date on which the Company is cash flow positive for a quarter, whichever is sooner, unless terminated earlier by Teck. As of December 31, 2025, and December 31, 2024, no advances have been made on the facility. The Company determined that no recognition is required on the financial statements as of December 31, 2025, as no amount has been drawn from the facility.

$3,500,000 Unsecured Loan

With a non-related party, on September 16, 2025, the Company closed an unsecured loan for an aggregate principal amount of up to $3,500,000 (the “Loan”). The Loan is non-interest bearing. The Loan was available in multiple advances at the discretion of the lender. On September 16, 2025, the Company received $1,750,000 advance. On September 23, 2025, the Company received an additional $1,750,000 advance.

On September 30, 2025, the Company repaid the principal on the unsecured Loan. As of December 31, 2025, the principal and interest outstanding on the unsecured Loan is $nil ($nil at December 31, 2024) on the consolidated balance sheets.